Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Carrying Value of First Lien and Second Lien Term Loan

The following table summarizes the carrying value of the First Lien Term Loan:

	September 30, 2020	December 31, 2019
	(In thousands)
Principal amount outstanding	$376,938	$467,332
Less: Debt discount, net of amortization	(2,623)	(3,850)
Less: Debt issuance costs, net of amortization	(4,225)	(5,825)

Carrying amount	$370,090	$457,657

The following table summarizes the carrying value of the Second Lien Term Loan:

	September 30, 2020	December 31, 2019
	(In thousands)
Principal amount outstanding	$—	$50,000
Less: Debt discount, net of amortization	—	(471)
Less: Debt issuance costs, net of amortization	—	(1,374)

Carrying amount	$—	$48,155

The following table summarizes the carrying value of the First Lien Term Loan:

	December 31, 2018	December 31, 2019

	(In thousands)
Principal amount outstanding	$356,300	$467,332
Less: Debt discount, net of amortization	(3,538)	(3,850)
Less: Debt issuance costs, net of amortization	(4,804)	(5,825)

Carrying amount	$347,958	$457,657

Effective Interest rate	7.4%	6.8%

The following table summarizes the carrying value of the Second Lien Term Loan:

	December 31, 2018	December 31, 2019

	(In thousands)
Principal amount outstanding	$50,000	$50,000
Less: Debt discount, net of amortization	(572)	(471)
Less: Debt issuance costs, net of amortization	(1,669)	(1,374)

Carrying amount	$47,759	$48,155

Effective Interest rate	11.9%	11.4%

Summary of Draws and Repayment of Revolver

The following table summarizes the draws and repayments of the Revolver:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Beginning balance	$—	$27,000
Draws	364,300	475,300
Repayments	(337,300)	(502,300)

Ending balance	$27,000	$—

Summary of Interest Expense Recognized for First Lien and Second Lien

The following table summarizes the interest expense recognized for the First Lien and Second Lien:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Contractual interest expense for First Lien and Second Lien Term Loan	$6,408	$7,582	$22,914	$22,662
Contractual interest expense for Revolver	—	789	16	2,099
Amortization of debt discount	219	216	672	700
Amortization of debt issuance costs	489	514	1,401	1,583
Loss on debt extinguishment	2,864	—	3,256	—

Total interest expense recognized	$9,980	$9,101	$28,259	$27,044

The following table summarizes the interest expense recognized for the First Lien and Second Lien:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Contractual interest expense for First Lien and Second Lien Term Loan	$27,395	$29,757
Contractual interest expense for Revolver	1,500	2,758
Amortization of debt discount	1,046	946
Amortization of debt issuance costs	2,258	2,043
Loss on partial debt extinguishment	—	—

Total interest expense recognized	$32,199	$35,504

Summary of Estimated Future Principal Payments under Total Long-term Debt

The estimated future principal payments under our total long-term debt as of September 30, 2020 are as follows:

Amounts
(In thousands)
2020 (remaining three months)	$—
2021	—
2022	—
2023	—
2024	376,938
Thereafter	—

Total debt	$376,938
Less: Discount and debt issuance costs	(6,848)

Total Debt, net of discount and debt issuance costs	$370,090

Presented on the condensed combined consolidated balance sheet under:
Current portion of debt, net	$—

Debt, net	$370,090

The estimated future principal payments under the Company’s total long-term debt as of December 31, 2019 are as follows:

Amounts
(In thousands)

2020	$4,771
2021	4,771
2022	4,771
2023	4,771
2024	448,248
Thereafter	50,000

Total debt	$517,332

Less: Discount and debt issuance costs	(11,520)
Less: Current portion of debt, net	(2,364)

Debt, net	$503,448